SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment and Useful Lives
Depreciation is recorded from the date each asset is placed into service on a straight-line basis over the estimated useful lives of the property, plant and equipment as follows:

IT equipment	1 – 3 years
General plant and equipment	5 – 8 years
Vehicles	5 years
Office furniture and equipment	5 – 8 years
Leasehold improvements	lesser of useful life or term of lease
MedCenter equipment	5 years
The following tables present property, plant and equipment balances:

	December 31, 2020
	Cost	Accumulated Depreciation	Net
Property, plant and equipment:
MedCenter equipment	$4,622	$1,525	$3,097
Leasehold improvements	799	605	194
IT equipment	1,999	1,768	231
Office furniture and equipment	329	230	99
Vehicles	54	27	27
General plant and equipment	353	296	57
Work-in-process	$90	$—	$90
Total property, plant and equipment	$8,246	$4,451	$3,795

	December 31, 2019
	Cost	Accumulated Depreciation	Net
Property, plant and equipment:
MedCenter equipment	$3,303	$1,139	$2,164
Leasehold improvements	666	444	222
IT equipment	2,151	1,975	176
Office furniture and equipment	282	203	79
Vehicles	54	18	36
General plant and equipment	310	284	26
Total property, plant and equipment	$6,766	$4,063	$2,703

Schedule of Finite-Lived Intangible Assets
Amortization is recorded from the date each asset is placed into service on a straight-line basis over the estimated useful lives of intangible assets as follows:

Intellectual property	6 years
Website and mobile application	2 years
Software	1 – 5 years
Goodwill	not amortized
The following table presents intangible asset balances:

	December 31,
	2020	2019
Gross intangible assets:
Intellectual property	$3,857	$3,857
Website and mobile application	583	583
Software	1,815	1,582
Total intangible assets	6,255	6,022
Accumulated amortization:
Intellectual property	(3,857)	(3,857)
Website and mobile application	(583)	(513)
Software	(1,588)	(1,582)
Total accumulated amortization	(6,028)	(5,952)
Total net book value	$227	$70